Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale, narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Dec. 17, 2025
EABL and Kenyan spirits prospective sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, exchange losses expected to be recycled to the Income Statement	$ 85
Diageo Kenya Limited
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, percentage of interest disposed		100.00%
East African Breweries Limited
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, percentage of interest disposed		65.00%